Stock Options (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Expected dividend yield
Expected stock price volatility	83.00%		82.00%
Risk-free interest rate	2.27%		2.06%
Expected term (in years)	7 years 8 months 2 days		7 years 8 months 2 days
Exercise price	$ 4.87	$ 2.71	$ 3.46
Weighted-average grant date fair-value	$ 3.76	$ 1.85	$ 2.64
Minimum [Member]
Expected stock price volatility		79.00%
Risk-free interest rate		1.95%
Expected term (in years)		5 years
Maximum [Member]
Expected stock price volatility		81.00%
Risk-free interest rate		2.03%
Expected term (in years)		7 years 8 months 2 days